S000016663 [Member] Investment Objectives and Goals - ClearBridge Small Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE SMALL CAP GROWTH FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.